Stockholders Equity (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subscriber	Sep. 30, 2011	Dec. 31, 2011 Subscriber	Dec. 31, 2010
Stockholders Equity (Textual)
Refundable common stock subscription						$ 950,000	$ 950,000
Refundable common stock subscription shares						9,500,000	9,500,000
Common stock issuance subject to Rescission Offering			9,500,000	4,436,813	9,500,000	9,500,000
Number of subscribers for Rescission Offering				62		62
Payment of compensation for consulting services				20,000		20,000
Payment of compensation for consulting services (shares)	500,000			500,000		500,000
Value of shares issued for payment of compensation for consulting services				50,000		50,000
Share price		$ 0.10		$ 0.10		$ 0.10
Compensation expense related to shares				$ 50,000			$ 50,000